Consolidated Statements of Cash Flows - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Statement of Cash Flows [Abstract]
Net loss	$ (1,910,337)	$ (9,676,191)	$ (3,537,126)
Less: Net loss from discontinued operations	3,834,683	7,682,866	1,645,913
Net income (loss) from continuing operations	1,924,346	(1,993,325)	(1,891,213)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation of property and equipment	3,324,655
Loss from acquisition of a subsidiary	1,964
Amortization of stock compensation expenses for services	456,000	1,760,000	758,750
Changes in operating assets and liabilities:
USDC	409,221
Cryptocurrencies	(21,849,598)
Other current assets	(1,762,167)	(335,523)	(2,183,285)
Accounts payable	14,284,286
Other payables and accrued liabilities	(207,803)	426,567
Net Cash Used in Operating Activities from Continuing Operations	(3,419,096)	(142,281)	(3,315,748)
Net Cash Used in Operating Activities from Discontinued Operations		(1,205,201)	(1,734,328)
Net Cash Used in Operating Activities	(3,419,096)	(1,347,482)	(5,050,076)
Cash Flows from Investing Activities:
Purchases of property and equipment	(4,505,491)
Deposits for property and equipment		(110,000)
Proceeds from sales of cryptocurrencies	2,447,406
Capital contribution to affiliated entity			(1,760,000)
Acquisition of cash in connection with acquisition of a subsidiary	11,326
Net Cash Used in Investing Activities from Continuing Operations	(2,046,759)	(110,000)	(1,760,000)
Net Cash Used in Investing Activities from Discontinued Operations		(806,167)	(1,573,726)
Net Cash Used in Investing Activities	(2,046,759)	(916,167)	(3,333,726)
Cash Flows from Financing Activities:
Proceeds from borrowings from related parties	7,000
Proceeds from issuance of common stock under private placement transaction	5,248,000
Proceeds from issuance of Ordinary Shares through initial public offerings, net			5,944,147
Net Cash Provided by Financing Activities	5,255,000		5,944,147
Effect of exchange rate changes on cash and cash equivalents		(40,126)	(82,698)
Net decrease in cash, cash equivalents and restricted cash	(210,855)	(2,303,775)	(2,522,353)
Cash, cash equivalents and restricted cash at beginning of year	630,650	2,934,425	5,456,778
Cash, cash equivalents and restricted cash at end of year	419,795	630,650	2,934,425
Less: Cash and cash equivalent from discontinued operations	14,662	14,662	2,334,425
Cash, cash equivalents and restricted cash from continuing operations, end of year	405,133	615,988	600,000
Supplemental Cash Flow Information
Cash paid for interest expense
Cash paid for income tax
Reconciliation of cash, cash equivalents and restricted cash
Cash and cash equivalents	405,133	15,988
Restricted cash		600,000	600,000
Cash, cash equivalents and restricted cash	405,133	615,988	600,000
Non-cash transactions of investing and financing activities
Issuance of Ordinary Shares in exchange of bitcoin miners	15,466,787
Issuance of Ordinary Shares to consultants and service providers	456,000	1,760,000	238,680
Prepaid initial public offerings costs offset against initial public offerings proceeds			2,382,763
Purchases of property and equipment in USDC	(14,416,498)
Collection of USDC from private placement	14,552,000
Collection of USDC from loans from a related party	$ 329,722